Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	£ 3,428	£ 3,397	£ 3,869
Cost of major restructuring incurred	214
Intangible amortisation charges	51	80	163
Other gains and losses	63	178	16
Impairment charges	0	12	65
Penguin Random House [member]
Disclosure of operating segments [line items]
Other gains and losses		180
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Sales	£ 0	£ 0	£ 0